CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified		1 Months Ended		12 Months Ended			1 Months Ended				12 Months Ended			1 Months Ended						1 Months Ended			1 Months Ended
	Apr. 24, 2009	Nov. 30, 2010 Series A preferred shares item	Apr. 30, 2009 Series A preferred shares	Dec. 31, 2012 Series A preferred shares	Dec. 31, 2011 Series A preferred shares	Dec. 31, 2010 Series A preferred shares	Nov. 30, 2010 Series A1 convertible redeemable preferred shares	Nov. 30, 2010 Series A2 convertible redeemable preferred shares	Nov. 30, 2010 Ordinary shares	Apr. 30, 2009 Ordinary shares	Dec. 31, 2010 Ordinary shares	Mar. 31, 2008 Xueda Technology	Apr. 24, 2009 CDH Xueda Education	Apr. 30, 2009 CDH Xueda Education Series A1 convertible redeemable preferred shares	Mar. 31, 2008 CDH Xueda Education Xueda Technology	Mar. 26, 2008 CDH Xueda Education Xueda Technology	Apr. 24, 2009 Century Hui Ce	Mar. 31, 2008 Century Hui Ce item	Mar. 26, 2008 Century Hui Ce item	Apr. 30, 2009 Century Hui Ce Series A2 convertible redeemable preferred shares	Mar. 31, 2008 Century Hui Ce Xueda Technology	Mar. 26, 2008 Century Hui Ce Xueda Technology	Aug. 31, 2009 CDH Xueda Limited Series A1 convertible redeemable preferred shares	Apr. 30, 2009 CDH Xueda Limited Series A1 convertible redeemable preferred shares	Apr. 30, 2009 Beneficial owner of Century Hui Ce, investor one Series A2 convertible redeemable preferred shares	Apr. 30, 2009 Beneficial owner of Century Hui Ce, investor two Series A2 convertible redeemable preferred shares	Apr. 30, 2009 Beneficial owner of Century Hui Ce, investor three Series A2 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Number of individual investors																		3	3
Percentage of ownership on an as converted basis	100.00%											100.00%	23.16%		23.16%	23.16%	10.17%				10.17%	10.17%
Cash paid for convertible redeemable preferred stock															$ 2,269						$ 996		$ 500
Number of convertible redeemable preferred shares																								20,033,080	3,518,770	2,262,570	3,015,580
Additional temporary equity issued (in shares)									38,013,000														1,522,840
Number of convertible redeemable preferred shares held							21,555,920	8,796,920						3,126,920						1,373,080
Aggregated number of shares resulting from conversion of convertible securities									30,352,840	4,500,000	30,352,840
Condition for automatic conversion: minimum issuance of new shares (as a percent)		15.00%
Condition for automatic conversion, minimum implied valuation of the Group		100,000
Initial conversion ratio		1
Redemption of temporary equity required if requested by shareholders who hold specified percentage of equity interest			50.00%
Redemption premium, compound interest rate component (as a percent)			15.00%
Accrued redemption premium (as a percent)			15.00%
Debit to accumulated deficit recorded to accrue redemption premium						$ 520